Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	$ (1,730)	$ (1,551)
Current employer service costs	137	125	$ 165
Past service cost	2	0	36
Settlements	1	(51)	(5)
Interest on obligation	(49)	(58)	(79)
Changes in financial assumptions (loss)	1,242	1,295	(1,382)
Arrangements added/divested	0	(5)
Currency exchange rate (loss)	(62)	(20)
Ending balance	(2,273)	(1,730)	(1,551)
Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(831)
Current employer service costs	131
Past service cost	2
Settlements	1
Interest on obligation	(22)
Arrangements added/divested	0
Currency exchange rate (loss)	(52)
Ending balance	(1,305)	(831)
Other Benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(899)
Arrangements added/divested	0
Currency exchange rate (loss)	(10)
Ending balance	(968)	(899)
Present value of defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(15,653)	(14,754)
Current employer service costs	(137)	(125)
Past service cost	(2)	0
Settlements	6	638
Interest on obligation	(384)	(476)
Contributions by plan participants	(22)	(23)
Benefits paid	778	862
Experience gains	61	111
Changes in financial assumptions (loss)	(1,442)	(1,447)
Changes in demographic assumptions gain	139	41
Arrangements added/divested	0	(5)
Currency exchange rate (loss)	(522)	(475)
Ending balance	(17,178)	(15,653)	$ (14,754)
Present value of defined benefit obligation | Pension benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(14,754)
Current employer service costs	(131)
Past service cost	(2)
Settlements	6
Interest on obligation	(357)
Contributions by plan participants	(22)
Benefits paid	746
Experience gains	46
Changes in financial assumptions (loss)	(1,357)
Changes in demographic assumptions gain	127
Arrangements added/divested	0
Currency exchange rate (loss)	(512)
Ending balance	(16,210)	(14,754)
Present value of defined benefit obligation | Other Benefits
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	(899)
Current employer service costs	(6)
Past service cost	0
Settlements	0
Interest on obligation	(27)
Contributions by plan participants	0
Benefits paid	32
Experience gains	15
Changes in financial assumptions (loss)	(85)
Changes in demographic assumptions gain	12
Arrangements added/divested	0
Currency exchange rate (loss)	(10)
Ending balance	$ (968)	$ (899)